Financial Income, Net	12 Months Ended
Dec. 31, 2013
Financial Income, Net [Text Block]
Interest (expense) income, net consists of the following:

	2013	2012	2011
Interest income	59	126	185
Interest expense	(1,967)	(2,065)	(875)
Depreciation of prepaid expenses on debt grant	-	(31)	(224)
Changes in fair value of the 2007 Convertible Debentures	-	(282)	1,301
Changes in fair value of the warrants	1,007	(92)	1,133
Impact from the January 2012 Exchange Agreement	-	(2,250)	-
Total	(901)	(4,594)	1,522

In 2013, interest expense on the 2012 Non-convertible Debenture amounted to € 1,889 thousand, of which € 252 thousand expense for the payment of the 9% interest coupon.

In 2012, interest expense on the 2012 Non-convertible Debenture amounted to € 1,895 thousand, of which € 597 thousand expense for the payment of the 9% interest coupon.

Interest expense in 2011 comprised a € 687 thousand expense for the payment of the 9% interest coupon on the Convertible Debentures and accelerated conversion.

The 2007 Convertible Debenture was recorded at fair value. As a result of the January 2012 Exchange Offer, the 2007 Convertible Debt was remeasured, which resulted in a loss of € 2,250 thousand in 2012.